Investments - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Equity - accounted invetsment	$ 3,806	$ 2,759
MP Gulf of Mexico, LLC [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Equity - accounted invetsment	70
Petrochemical Associates [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Equity - accounted invetsment	$ 113